DECHERT
                         TEN POST OFFICE SQUARE -- SOUTH
                        BOSTON, MASSACHUSETTS 02109-4603


                                   May 3, 2002


VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re: Ivy Fund, File Nos. 2-17613, 811-1028

Dear Sir or Madam:

         Pursuant to Rule 497(j) under the Securities Act of 1933 (the "Securities Act"), the undersigned hereby certifies on behalf of Ivy Fund (the "Trust") that each form of Prospectus and Statement of Additional Information included in Post-Effective Amendment No. 121 to the Trust's Registration Statement on Form N-1A ("PEA 121") that would have been filed by the Trust pursuant to Rule 497(c) under the Securities Act would not have differed from what was contained in PEA 121. I hereby further certify that PEA 121 was filed electronically with the Commission on April 30, 2002 pursuant to Rule 485(b) under the Securities Act.

         No fees are required in connection with this filing.  Please call me at
(617) 728-7122 or Joseph R. Fleming at (617) 728-7161 if you have any questions.


                                                Very truly yours,


                                            /s/ Christopher Sechler
                                                Christopher Sechler


cc:      Joseph R. Fleming, Esq.
         Kathleen Eckert, Mackenzie Investment Management Inc.